UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Net income (loss)	$ (27)	$ 887
Adjusted for the following items:
Equity accounted earnings, net of distributions	9	(1)
Impairment expense, net	7	0
Depreciation and amortization expense	554	305
Gain on acquisitions/dispositions, net	(101)	0
Provisions and other items	(156)	63
Deferred income tax expense (recovery)	(61)	(402)
Remeasurement of exchangeable and class B shares	20	(528)
Changes in non-cash working capital, net	(314)	(128)
Cash from (used in) operating activities	(69)	196
Financing Activities
Proceeds from non-recourse borrowings in subsidiaries of the company	845	2,881
Repayment of non-recourse borrowings in subsidiaries of the company	(617)	(335)
Proceeds from other financing	53	20
Repayment of other financing	(57)	(37)
Lease liability repayment	(62)	(48)
Capital provided by others who have interests in operating subsidiaries	942	0
Distributions to exchangeable shareholders	(9)	(5)
Repayment from Brookfield Business Partners	97	271
Repayment to Brookfield Business Partners	(309)	(478)
Distributions and capital paid to others who have interests in operating subsidiaries	(1,122)	(747)
Contributions from (distributions to) Brookfield Business Partners	0	(81)
Cash from (used in) financing activities	(239)	1,441
Acquisitions
Subsidiaries, net of cash acquired	0	(717)
Property, plant and equipment and intangible assets	(333)	(273)
Financial assets and other	(2)	0
Dispositions
Subsidiaries, net of cash disposed	700	0
Property, plant and equipment and intangible assets	12	15
Financial assets and other	3	0
Net settlement of derivative assets and liabilities	(10)	42
Restricted cash and deposits	5	(750)
Cash from (used in) investing activities	375	(1,683)
Cash and cash equivalents
Change during the period	67	(46)
Impact of foreign exchange	33	(20)
Balance, beginning of year	736	894
Balance, end of period	$ 836	$ 828